Equity and Partners' Capital - Calculation of Net Income Per Unit Table (details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Earnings Per Unit [Line Items]
Net income attributable to Western Gas Partners, LP	$ 174,243	[1]	$ 146,192	[1]	$ 116,235	[1]
Pre-acquisition net (income) loss allocated to Parent	(34,084)	[1]	(32,061)	[1]	(44,827)	[1]
General partner interest in net (income) loss	(8,599)	[1],[2]	(3,067)	[1],[2]	(1,428)	[1],[2]
Limited partners' interest in net income	131,560	[1],[2]	111,064	[1],[2]	69,980	[1],[2]
Common Units
Earnings Per Unit [Line Items]
Limited partners' interest in net income	110,542		68,410		37,035
Common Units | Limited Partners Member
Net income per unit - basic and diluted
Net income per unit - basic and diluted	$ 1.64	[1]	$ 1.66	[1]	$ 1.25	[1]
Weighted average units outstanding - basic and diluted
Weighted average units outstanding - basic and diluted	67,333		41,287		29,684
Subordinated Units
Earnings Per Unit [Line Items]
Limited partners' interest in net income	$ 21,018		$ 42,654		$ 32,945
Subordinated Units | Limited Partners Member
Net income per unit - basic and diluted
Net income per unit - basic and diluted	$ 1.28	[1],[3]	$ 1.61	[1],[3]	$ 1.24	[1],[3]
Weighted average units outstanding - basic and diluted
Weighted average units outstanding - basic and diluted	16,431		26,536		26,536

[1]	Financial information for the year ended December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information for the years ended December 31, 2010 and 2009, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.
[2]	Represents net income for periods including and subsequent to the acquisition of the Partnership assets (as defined in Note 1). See also Note 4.
[3]	All subordinated units were converted to common units on a one-for-one basis on August 15, 2011. For purposes of calculating net income per common and subordinated unit, the conversion of the subordinated units is deemed to have occurred on July 1, 2011. See Note 4.